Significant Accounting Policies (Narrative) (Details) - USD ($)		12 Months Ended
	Apr. 20, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Accounting Policies [line items]
Lease liabilities		$ 19,497,000	$ 23,879,000
Sales (note 23)		278,966,000	257,187,000
Cost of sales (note 24)		$ 168,745,000	$ 172,606,000
Machinery and Equipment [member]
Disclosure Of Significant Accounting Policies [line items]
Depreciation method, property, plant and equipment		Straight line
Machinery and Equipment [member] | Bottom of range [member]
Disclosure Of Significant Accounting Policies [line items]
Useful life measured as period of time, property, plant and equipment		3 years
Machinery and Equipment [member] | Top of range [member]
Disclosure Of Significant Accounting Policies [line items]
Useful life measured as period of time, property, plant and equipment		12 years
Mineral Properties [member]
Disclosure Of Significant Accounting Policies [line items]
Depreciation method, property, plant and equipment		Declining balance
San Jose M&I Property [member]
Disclosure Of Significant Accounting Policies [line items]
Conversion factors related to inferred resources		90.00%	90.00%
Percentage of inferred resources		35.00%	29.00%
Cost of sales (note 24)		$ 104,315,000	$ 114,156,000
Caylloma M&I Property [member]
Disclosure Of Significant Accounting Policies [line items]
Conversion factors related to inferred resources		80.00%	80.00%
Percentage of inferred resources		52.00%	45.00%
Cost of sales (note 24)		$ 54,357,000	$ 58,450,000
Restricted Share Units | Vesting Tranche One Period [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting tranche percentage sharebased arrangements	20.00%
Restricted Share Units | Vesting Tranche Two Period [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting tranche percentage sharebased arrangements	30.00%
Restricted Share Units | Vesting Tranche Three Period [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting tranche percentage sharebased arrangements	50.00%
Performance Share Units
Disclosure Of Significant Accounting Policies [line items]
vesting period		3 years
Performance Share Units | Bottom of range [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting tranche percentage sharebased arrangements			50.00%
Performance Share Units | Top of range [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting tranche percentage sharebased arrangements			200.00%
Performance Share Units | Vesting Tranche One Period [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting tranche percentage sharebased arrangements			20.00%
Performance Share Units | Vesting Tranche Two Period [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting tranche percentage sharebased arrangements			30.00%
Performance Share Units | Vesting Tranche Three Period [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting tranche percentage sharebased arrangements			50.00%
Increase (decrease) due to voluntary changes in accounting policy [member] | Lindero Reporting Segment [member]
Disclosure Of Significant Accounting Policies [line items]
Sales (note 23)		$ 20,297,000	$ 0
Cost of sales (note 24)		$ 10,073,000	$ 0